LOAN RECEIVABLES (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019	May 21, 2018
LOAN RECEIVABLES
Loan amount, current		$ 107		$ 1,149
Proceeds from repayments of receivables		153	$ 454
Allowance for loan loss for loan receivables			0	0
Shanghai Peidi's minority shareholder
LOAN RECEIVABLES
Loan amount, non-current	$ 575
Interest rate (as a percent)	7.00%
Equity interest put forth as repayment guarantee (as a percent)	20.00%
Proceeds from repayments of receivables		153
Allowance for loan loss for loan receivables		354
Beijing Rui Le
LOAN RECEIVABLES
Loan amount, current		$ 536
Maturity term from the loan origination		6 months
Loan agreement | Supplier
LOAN RECEIVABLES
Loan amount, current					$ 574
Credit loss, current		$ 574	$ 0	$ 0